Document And Entity Information	0 Months Ended
Mar. 03, 2014
Document And Entity Information
Document Type	497
Document Period End Date	Jul. 31, 2013
Registrant Name	DELAWARE GROUP GOVERNMENT FUND
Central Index Key	0000769220
Amendment Flag	false
Document Creation Date	Mar. 03, 2014
Document Effective Date	Mar. 03, 2014
Prospectus Date	Nov. 29, 2013